Document and Entity Information	12 Months Ended
Dec. 15, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 31, 2012
Registrant Name	SCHWAB INVESTMENTS
Central Index Key	0000869365
Amendment Flag	false
Document Creation Date	Dec. 14, 2012
Document Effective Date	Dec. 14, 2012
Prospectus Date	Dec. 15, 2012